Document and Entity Information	Apr. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Feb. 01, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Aug. 28, 2017
MFS® Lifetime® 2025 Fund | B
Prospectus:
Trading Symbol	LTTBX
MFS® Lifetime® 2025 Fund | C
Prospectus:
Trading Symbol	LTTCX
MFS® Lifetime® 2025 Fund | I
Prospectus:
Trading Symbol	LTTIX
MFS® Lifetime® 2025 Fund | R1
Prospectus:
Trading Symbol	LTTRX
MFS® Lifetime® 2025 Fund | R2
Prospectus:
Trading Symbol	LTTSX
MFS® Lifetime® 2025 Fund | R3
Prospectus:
Trading Symbol	LTTTX
MFS® Lifetime® 2025 Fund | R4
Prospectus:
Trading Symbol	LTTUX
MFS® Lifetime® 2025 Fund | A
Prospectus:
Trading Symbol	LTTAX
MFS® Lifetime® 2025 Fund | R6
Prospectus:
Trading Symbol	LTTKX